Commitments and Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Fixed interest rate commitments	$ 12,073,000
Variable interest rate commitments	10,810,000
Standby letters of credit expires in 2015	90,000
Standby letters of credit expires in 2021	$ 182,000